Insurance contract liabilities - Disclosure of technical reserve balances with time (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 10,602,372	S/ 11,958,058
Technical Reserves For Insurance Claims [Member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	201,705	222,063	S/ 203,648	S/ 203,175
Technical Reserves For Insurance Claims [Member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	140,068	138,620
Technical Reserves For Insurance Claims [Member] | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	61,637	83,443
Technical Reserves For Insurance Claims [Member] | Annuities [Member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	15,673	12,233	8,201	3,691
Technical Reserves For Insurance Claims [Member] | Annuities [Member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	15,673	12,233
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	62,671	80,052	89,676	116,130
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	56,816	61,700
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	5,855	18,352
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	92,650	105,322	83,712	60,032
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	42,449	46,411
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member] | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	50,201	58,911
Technical Reserves For Insurance Claims [Member] | General Insurance
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	24,383	17,897	14,189	13,250
Technical Reserves For Insurance Claims [Member] | General Insurance | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	19,399	12,514
Technical Reserves For Insurance Claims [Member] | General Insurance | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	4,984	5,383
Technical Reserves For Insurance Claims [Member] | SCTR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	6,328	6,559	S/ 7,870	S/ 10,072
Technical Reserves For Insurance Claims [Member] | SCTR | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	5,731	5,762
Technical Reserves For Insurance Claims [Member] | SCTR | IBNR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 597	S/ 797